UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Sound Energy Partners, Inc.

Address:  354 Pequot Avenue
          Southport, Connecticut 06890

13F File Number: 028-11115

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Slavko Negulic
Title:  Chief Financial Officer
Phone:  (203) 254-4500

Signature, Place and Date of Signing:

   /s/ Slavko Negulic         Southport, Connecticut           May 10, 2006
-----------------------     --------------------------    ----------------------
      [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  69

Form 13F Information Table Value Total:  $1,045,668
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                    FORM 13F INFORMATION TABLE
                                                          March 31, 2006
                                TITLE                        VALUE     SHRS OR  SH/  PUT/  INVSTMNT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS          CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETN  MNGRS  SOLE     SHARED  NONE
ACTIVE POWER INC                COM               00504W100    22114   4431568   SH          SOLE    NONE   4431568    0      0
AMR CORP                        COM               001765106     1307     48300   SH          SOLE    NONE     48300    0      0
APACHE CORP                     COM               037411105    16011    244400   SH          SOLE    NONE    244400    0      0
ARCH COAL INC                   COM               039380100    14493    190850   SH          SOLE    NONE    190850    0      0
ARENA RESOURCES INC             COM               040049108     1536     44000   SH          SOLE    NONE     44000    0      0
BJ SVCS CO                      COM               055482103     6539    189000   SH          SOLE    NONE    189000    0      0
CANADIAN NAT RES LTD            COM               136385101     9677    174700   SH          SOLE    NONE    174700    0      0
CHESAPEAKE ENERGY CORP          COM               165167107    35076   1116700   SH          SOLE    NONE   1116700    0      0
CNX GAS CORP                    COM               12618H309     2600    100000   SH          SOLE    NONE    100000    0      0
COMPTON PETE CORP               COM               204940100     8896    692800   SH          SOLE    NONE    692800    0      0
CONOCOPHILLIPS                  COM               20825C104    27009    427700   SH          SOLE    NONE    427700    0      0
CONSOL ENERGY INC               COM               20854P109    14424    194500   SH          SOLE    NONE    194500    0      0
COOPER CAMERON CORP             COM               216640102    20391    462600   SH          SOLE    NONE    462600    0      0
DOW CHEMICAL CORP               COM               260543103     6090    150000   SH          SOLE    NONE    150000    0      0
DOW CHEMICAL CORP               COM               260543103    20300    500000   SH  CALL    SOLE    NONE    500000    0      0
ENERGY CONVERSION DEVICES IN    COM               292659109     6329    128700   SH          SOLE    NONE    128700    0      0
ENSCO INTL INC                  COM               26874Q100    32686    635300   SH          SOLE    NONE    635300    0      0
EVERGREEN SOLAR INC             COM               30033R108     1540    100000   SH          SOLE    NONE    100000    0      0
EVERGREEN SOLAR INC             COM               30033R108     1540    100000   SH   PUT    SOLE    NONE    100000    0      0
FOUNDATION COAL HLDGS INC       COM               35039W100      560     13600   SH          SOLE    NONE     13600    0      0
FUELCELL ENERGY INC             COM               35952H106     9253    806700   SH          SOLE    NONE    806700    0      0
GLOBAL INDS LTD                 COM               379336100    15906   1097714   SH          SOLE    NONE   1097714    0      0
GLOBALSANTAFE CORP              SHS               G3930E101    35942    591637   SH          SOLE    NONE    591637    0      0
GRANT PRIDE CO INC              COM               38821G101    18425    430100   SH          SOLE    NONE    430100    0      0
HALLIBURTON CO                  COM               406216101    19182    262700   SH          SOLE    NONE    262700    0      0
HANOVER COMPRESSOR CO           COM               410768105     2355    126500   SH          SOLE    NONE    126500    0      0
HERCULES OFFSHORE INC           COM               427093109      578     17000   SH          SOLE    NONE     17000    0      0
INPUT/OUTPUT INC                COM               457652105    11061   1139100   SH          SOLE    NONE   1139100    0      0
INTEROIL CORP                   COM               460951106     2628    200000   SH  CALL    SOLE    NONE    200000    0      0
KFX INC                         COM               48245L107    36797   2021800   SH          SOLE    NONE   2021800    0      0
KFX INC                         COM               48245L107     7280    400000   SH  CALL    SOLE    NONE    400000    0      0
LOUISIANA PAC CORP              COM               546347105     2720    100000   SH          SOLE    NONE    100000    0      0
MASSEY ENERGY CORP              COM               576206106     1082     30000   SH          SOLE    NONE     30000    0      0
MAVERICK TUBE CORP              COM               577914104    10598    200000   SH   PUT    SOLE    NONE    200000    0      0
MCDERMOTT INTL INC COM          COM               580037109    10966    201400   SH          SOLE    NONE    201400    0      0
MIRANT CORP NEW                 COM               60467R100     4006    160251   SH          SOLE    NONE    160251    0      0
MIRANT CORP NEW                 W EXP 01/03/201   60467R118     6112    599261   SH          SOLE    NONE    599261    0      0
NABORS INDUSTRIES LTD           SHS               G6359F103     4552     63600   SH          SOLE    NONE     63600    0      0
NATIONAL OILWELL VARCO INC COM  COM               637071101    34646    540332   SH          SOLE    NONE    540332    0      0
NEWPARK RES INC                 COM PAR $.01 NEW  651718504     3038    370500   SH          SOLE    NONE    370500    0      0
NOVA CHEMICALS CORP             COM               66977W109     5384    188900   SH          SOLE    NONE    188900    0      0
OCCIDENTAL PETE CORP DEL        COM               674599105    26789    289146   SH          SOLE    NONE    289146    0      0
OIL SVC HOLDRS TR               DEPOSTRY RCPT     678002106   222681   1516800   SH   PUT    SOLE    NONE   1516800    0      0
PARTICLE DRILLING TECHNOLOGI    COM               70212G101     2798    522100   SH          SOLE    NONE    522100    0      0
PEABODY ENERGY CORP             COM               704549104      222      4400   SH          SOLE    NONE      4400    0      0
PETROQUEST ENERGY INC           COM               716748108     1009    100000   SH          SOLE    NONE    100000    0      0
PIONEER NAT RES CO              COM               99ABWV061     8850    200000   SH   PUT    SOLE    NONE    200000    0      0
POGO PRODUCING CO               COM               730448107     5025    100000   SH          SOLE    NONE    100000    0      0
PRIDE INTL INC DEL              COM               74153Q102    24058    771600   SH          SOLE    NONE    771600    0      0
RANGE RES CORP                  COM               75281A109     7577    277450   SH          SOLE    NONE    277450    0      0
ROWAN COS INC                   COM               779382100    33370    759100   SH          SOLE    NONE    759100    0      0
SPDR TR                         UNIT SER 1        78462F103    61280    472000   SH   PUT    SOLE    NONE    472000    0      0
SCHLUMBERGER LTD                COM               806857108      658      5200   SH          SOLE    NONE      5200    0      0
SMITH INTL INC                  COM               832110100    32469    833400   SH          SOLE    NONE    833400    0      0
STOLT OFFSHORE SA               SP ADR REG COM    861567105     5564    359200   SH          SOLE    NONE    359200    0      0
SUN MICROSYSTEMS INC            COM               866810104      513    100000   SH          SOLE    NONE    100000    0      0
SUNCOR ENERGY INC               COM               867229106     3581     46500   SH          SOLE    NONE     46500    0      0
SUNOCO INC                      COM               86764P109     3661     47200   SH          SOLE    NONE     47200    0      0
TESORO CORP                     COM               881609101    10032    146800   SH          SOLE    NONE    146800    0      0
TETON ENERGY CORP               COM               881628101     4448    654100   SH          SOLE    NONE    654100    0      0
TODCO                           CL A              88889T107    28663    727300   SH          SOLE    NONE    727300    0      0
TRANSOCEAN INC                  ORD               G90078109     5011     62400   SH          SOLE    NONE     62400    0      0
UNITED STATES ST CORP NEW       COM               912909108     1141     18800   SH          SOLE    NONE     18800    0      0
VALERO ENERGY CORP NEW          COM               91913Y100    31695    530200   SH          SOLE    NONE    530200    0      0
VERITAS DGC INC                 COM               92343P107     3468     76400   SH          SOLE    NONE     76400    0      0
VICOR CORP USD.01 COM           COM               925815102      773     39200   SH          SOLE    NONE     39200    0      0
WEATHERFORD INTERNATIONAL LT    COM               G95089101     8194    179100   SH          SOLE    NONE    179100    0      0
WPT ENTERPRISES INC             COM               98211W108     1533    208300   SH          SOLE    NONE    208300    0      0
XTO ENERGY INC                  COM               98385X106    18976    435533   SH          SOLE    NONE    435533    0      0

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